Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 1	$ 0
At fair value | Level 3
Assets
Balance at the beginning of the year	509	445
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(29)	(9)
OCI	(11)	(17)
Acquisition and issues	261	260
Disposal and settlements	(236)	(156)
Transfer into or out of non-market observables	(20)	(16)
Foreign currency translation impacts	1	2
Balance at the end of the year	475	509
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	5	24
Liabilities
Balance at the beginning of the year	15	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	2	(7)
Acquisition and issues	308	115
Disposal and settlements	(311)	(109)
Transfer into or out of non-market observables	(9)	(7)
Balance at the end of the year	5	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	(1)
At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	15	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	2	(7)
Acquisition and issues	308	115
Disposal and settlements	(311)	(109)
Transfer into or out of non-market observables	(9)	(7)
Balance at the end of the year	5	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	(1)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	27	18
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(1)
Acquisition and issues	9	31
Disposal and settlements	(11)	(19)
Transfer into or out of non-market observables	(18)	(4)
Foreign currency translation impacts		1
Balance at the end of the year	6	27
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period		(1)
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	441	387
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
OCI	(11)	(17)
Acquisition and issues	21	84
Disposal and settlements	(5)	(13)
Foreign currency translation impacts	1
Balance at the end of the year	447	441
At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	41	40
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(28)	(9)
Acquisition and issues	231	145
Disposal and settlements	(220)	(124)
Transfer into or out of non-market observables	(2)	(12)
Foreign currency translation impacts		1
Balance at the end of the year	22	41
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	5	25
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	1	0
Parent Entity | At fair value | Level 3
Assets
Balance at the beginning of the year	257	197
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(29)	(9)
OCI	(13)	(30)
Acquisition and issues	253	253
Disposal and settlements	(231)	(139)
Transfer into or out of non-market observables	(20)	(16)
Foreign currency translation impacts	1	1
Balance at the end of the year	218	257
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	5	24
Liabilities
Balance at the beginning of the year	15	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	2	(7)
Acquisition and issues	308	115
Disposal and settlements	(311)	(109)
Transfer into or out of non-market observables	(9)	(7)
Balance at the end of the year	5	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	(1)
Parent Entity | At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	15	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	2	(7)
Acquisition and issues	308	115
Disposal and settlements	(311)	(109)
Transfer into or out of non-market observables	(9)	(7)
Balance at the end of the year	5	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	(1)
Parent Entity | At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	26	18
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(1)
Acquisition and issues	9	30
Disposal and settlements	(11)	(19)
Transfer into or out of non-market observables	(18)	(4)
Foreign currency translation impacts		1
Balance at the end of the year	5	26
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period		(1)
Parent Entity | At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	202	157
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
OCI	(13)	(30)
Acquisition and issues	16	79
Disposal and settlements		(4)
Foreign currency translation impacts	1
Balance at the end of the year	206	202
Parent Entity | At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	29	22
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(28)	(9)
Acquisition and issues	228	144
Disposal and settlements	(220)	(116)
Transfer into or out of non-market observables	(2)	(12)
Balance at the end of the year	7	29
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	$ 5	$ 25